OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2015
Other Receivables, Net, Current [Abstract]
Other Receivables [Text Block]
5.	OTHER RECEIVABLES, NET

Other receivables from the continuing operations consist of the following:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Contract deposits	1,700,339	1,814,105
Loan to third party	-	1,562,700
Advances to employees	9,234	16,842
Others	681,423	769,154
Other receivables	2,390,996	4,162,801
Less: allowance for doubtful accounts	(2,323,937)	(2,423,770)
Net other receivables	67,059	1,739,031
Less: other receivables, net, held for discontinued operations	-	(68,350)
Other receivables, net, held for continuing operations	67,059	1,670,681

Movement of allowance for doubtful accounts is as follows:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Beginning balance	2,423,770	598,747
Addition	151,376	1,825,820
Less: write-off	(157,208)	-
Exchange rate effect	(94,001)	(797)
Ending balance	2,323,937	2,423,770
Less: balance held for discontinued operations	(1,701,264)	(1,797,835)
Ending balance held for continuing operations	622,673	625,935